Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts receivable [abstract]
Accounts receivable
	As at 31 December
	2018	2017

Accounts receivable	24,804,671	21,948,753
Notes receivable	4,621,180	3,610,928

	29,425,851	25,559,681

Less: loss allowance	146,913	112,086

Total	29,278,938	25,447,595

Gross amounts of account receivables denominated in currencies
	As at 31 December
	2018	2017

RMB	26,879,470	24,633,465
S$ (RMB equivalent)	1,016,299	922,993
US$ (RMB equivalent)	6,673	3,223
PKR (RMB equivalent)	1,523,409	-

Total	29,425,851	25,559,681

Movements of loss allowance
	2018	2017
Beginning of the year	(112,086)	(88,889)
Provision	(40,064)	(23,363)
Reversal	4,728	-
Write-off	607	167
Currency translation differences	(98)	(1)

End of the year	(146,913)	(112,086)

Ageing analysis of accounts receivable
	As at 31 December
	2018	2017
Within 1 year	28,379,742	24,787,284
Between 1 to 2 years	833,358	576,564
Between 2 to 3 years	29,517	155,360
Over 3 years	183,234	40,473

Total	29,425,851	25,559,681